Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2019
Noncontrolling Interest [Abstract]
Schedule of Redeemable Noncontrolling Interest
The following table sets forth the details of the Company's redeemable noncontrolling interests:

(DOLLARS IN THOUSANDS)	Redeemable Noncontrolling Interests
Balance at December 31, 2017	$—
Acquired through acquisitions during 2018	97,510
Share of profit or loss attributable to noncontrolling interests	2,196
Redemption value mark-up for the current period	2,848
Sale of a subsidiary with redeemable noncontrolling interests	(14,673)
Exercises of redeemable noncontrolling interests	(6,075)
Balance at December 31, 2018	$81,806
Acquired through acquisitions during 2019	23,594
Impact of foreign exchange translation	(126)
Share of profit or loss attributable to redeemable noncontrolling interests	666
Redemption value adjustment for the current period	2,097
Measurement period adjustments	5,391
Dividends paid	(753)
Exercises of redeemable noncontrolling interests	(13,632)
Balance at December 31, 2019	$99,043